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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Advent International Corporation
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Address:            75 State Street
                 -------------------------------------------------------
                    Boston, MA  02109
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13F File Number:  28-     6054
                     ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:               Janet L. Hennessy
                 -------------------------------------------------------
Title:              Vice President and Treasurer
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Phone:              (617) 951-9447
                 -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                    Boston, MA            February 1, 2006
----------------------------            ----------            -----------------
        [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     None
                                               -------------------------

Form 13F Information Table Entry Total:                  9
                                               -------------------------

Form 13F Information Table Value Total:        $      416,345
                                               -------------------------
                                                    (thousands)





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                           FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
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                              TITLE OF                 VALUE     SHRS OR   SH/ PUT   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (x$1000)    PRN AMT   PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS, INC.  COMMON   03252Q-40-8     3,296      374,584                SOLE                 374,584
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ASPEN TECHNOLGY, INC.         COMMON   045327-10-3   235,736   30,030,000                SOLE              30,030,000
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CORGENTECH INC.               COMMON   21872P-50-1    11,434    1,112,286                SOLE               1,112,286
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EVOLVING SYSTEMS INC.         COMMON   30049R-10-0     2,794    1,324,131                SOLE               1,324,131
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EXELIXIS                      COMMON   30161Q-10-4     7,285      773,304                SOLE                 773,304
------------------------------------------------------------------------------------------------------------------------------------
GFI GROUP, INC.               COMMON   361652-20-9    95,622    2,016,074                SOLE               2,016,074
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KIRKLAND'S INC.               COMMON   497498-10-5    37,649    6,306,407                SOLE               6,306,407
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MTI TECHNOLOGY, CORP.         COMMON   553903-10-5    20,974   17,192,037                SOLE              17,192,037
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STEREOTAXIS, INC.             COMMON   85916J-10-2     1,555      180,608                SOLE                 180,608
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                                                     416,345
